RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) CAD in Millions, $ in Millions				12 Months Ended			115 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2006 CAD	Dec. 31, 2006 USD ($)	Jul. 31, 2016 USD ($)
Regulatory Assets
Regulatory Assets	CAD 1,399		CAD 1,355	CAD 1,399
Less: Current portion included in Other current assets (Note 7)	23		33	23
Total Regulatory Assets	1,376		1,322	1,376
Regulatory Liabilities
Regulatory Liabilities	4,584		2,299	4,584
Less: Current portion included in Accounts payable and other (Note 14)	263		178	263
Total Regulatory Liabilities	4,321		2,121	4,321
Operating and debt-service regulatory liabilities
Regulatory Liabilities
Regulatory Liabilities	188		47	CAD 188
Remaining Recovery/ Settlement Period (years)				1 year
Pensions and other post retirement benefits | ANR PIPELINE COMPANY
Regulatory Liabilities
Regulatory Liabilities	66		141	CAD 66
Long term adjustment account
Regulatory Liabilities
Regulatory Liabilities	1,142		659	CAD 1,142
Remaining Recovery/ Settlement Period (years)				46 years
Pipeline abandonment trust balance
Regulatory Liabilities
Regulatory Liabilities	825		541	CAD 825
Bridging amortization account
Regulatory Liabilities
Regulatory Liabilities	202		451	CAD 202
Remaining Recovery/ Settlement Period (years)				13 years
Cost of removal
Regulatory Liabilities
Regulatory Liabilities	216		226	CAD 216
Deferred income taxes
Regulatory Liabilities
Regulatory Liabilities	75			75
Deferred income taxes - U.S. Tax Reform
Regulatory Liabilities
Regulatory Liabilities	1,659			1,659
Other
Regulatory Liabilities
Regulatory Liabilities	47		54	47
Postretirement benefit costs | ANR PIPELINE COMPANY
Other disclosures pertaining to regulated assets and liabilities
Regulatory liability settlement	26	$ 21	46				$ 34
Amount to be addressed In next settlement					CAD 40	$ 32
Deferred income taxes
Regulatory Assets
Regulatory Assets	967		861	967
Deferred income taxes - U.S. Tax Reform
Regulatory Assets
Regulatory Assets	(27)			CAD (27)
Operating and debt-service regulatory assets
Regulatory Assets
Regulatory Assets			1
Remaining Recovery/ Settlement Period (years)				1 year
Pensions and other post retirement benefits
Regulatory Assets
Regulatory Assets	388		382	CAD 388
Regulatory Liabilities
Regulatory Liabilities	164		180	CAD 164
Foreign exchange on long-term debt
Regulatory Assets
Regulatory Assets			37
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)				1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)				12 years
Other
Regulatory Assets
Regulatory Assets	CAD 71		CAD 74	CAD 71